26. Gain (loss) on Disposal of Property, Plant, and Equipment and Intangibles	12 Months Ended
Dec. 31, 2017
Gain Loss On Disposal Of Property Plant And Equipment And Intangibles
Gain (loss) on Disposal of Property, Plant, and Equipment and Intangibles

The gain or loss is determined as the difference between the selling price and residual book value of the investment, property, plant, and equipment, or intangible asset disposed of. In 2017, the loss was R$ 2,242 (loss of R$ 6,134 in 2016 and gain of R$ 27,276 in 2015), represented primarily from disposal of property, plant, and equipment.